SHARE BASED COMPENSATION - 2022 PRC stock options activity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at beginning		103,067
Options exercised		$ 4,000	$ 995,000	$ 28,000
Stock options outstanding at end		95,567	103,067
Stock options exercisable at end		95,567
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)		$ 0.59
Granted (in dollars per share)		0
Exercised (in dollars per share)		0.59
Stock options outstanding at end (in dollars per share)		0.59	$ 0.59
Stock options exercisable at end (in dollars per share)		$ 0.59
Weighted Average Remaining Contract Life
Options outstanding		1 year 29 days	2 years 29 days
Options exercisable		1 year 29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)		$ 0.58
Exercised		0.59
Options outstanding at end (in dollars per share)		0.59	$ 0.58
Options exercisable (in dollars per share)		$ 0.59
Aggregate Intrinsic Value
Stock options outstanding at beginning (in dollars)		$ 735,000
Exercised		35,000
Stock options outstanding at end (in dollars)		452,000	$ 735,000
Stock options exercisable at end (in dollars)		452,000
Stock options
Aggregate Intrinsic Value
Exercised		$ 100,000	$ 19,400,000	$ 700,000
Xinjiang Daqo Lvchuang | 2022 Restricted Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at beginning		23,560,000
Granted	23,660,000
Forfeited		(3,086,000)
Expired		(986,500)
Options exercised		$ (7,541,500)
Stock options outstanding at end		11,946,000	23,560,000
Stock options exercisable at end		11,946,000
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)		$ 4.76
Forfeited (in dollars per share)		4.28
Expired (in dollars per share)		4.18
Exercised (in dollars per share)		4.18
Stock options outstanding at end (in dollars per share)		4.18	$ 4.76
Stock options exercisable at end (in dollars per share)		$ 4.18
Weighted Average Remaining Contract Life
Options outstanding		1 year 7 months 2 days	2 years 7 months 2 days
Options exercisable		1 year 7 months 2 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)		$ 3.94
Forfeited		3.94
Expired		3.94
Exercised		3.94
Options outstanding at end (in dollars per share)		3.94	$ 3.94
Options exercisable (in dollars per share)		$ 3.94
Aggregate Intrinsic Value
Stock options outstanding at beginning (in dollars)		$ 50,143,000
Exercised		176,000
Stock options outstanding at end (in dollars)		564,000	$ 50,143,000
Stock options exercisable at end (in dollars)		$ 564,000